INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Tax loss carry forward	$ 2,411	$ 1,984	$ 1,433
Patents capitalized and amortized for tax purposes	0	0	0
Unrecognized deferred tax assets	$ 2,411	$ 1,984	$ 1,433